CORPORATE AND NON-RECOURSE BORROWINGS	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
CORPORATE AND NON-RECOURSE BORROWINGS	CORPORATE AND NON-RECOURSE BORROWINGS
Corporate and Non-Recourse Borrowings
The following is a summary of our corporate and non-recourse borrowings:

AS OF US$ MILLIONS	June 30, 2026		December 31, 2025
	Principal Balance	Carrying Amount	Principal Balance	Carrying Amount
Corporate borrowings:
Bilateral revolving credit facilities(1)	$663	$663	$628	$628
Term loan due April 2031(2)	1,989	1,989	—	—
Total corporate borrowings	2,652	2,652	628	628
Non-recourse borrowings:
364-day revolving credit facility due October 2026(3)	617	617	912	912
Secured loan due April 2027(4)	1,000	1,000	—	—
Term loan due May 2027(2)	100	99	100	98
5.00% senior notes due June 2027	500	494	500	490
Term loan due September 2028(2)	750	749	750	749
5.75% senior notes due October 2029	600	597	600	596
6.14% senior notes due June 2032	500	497	500	497
6.00% senior notes due July 2035	700	692	700	692
5.00% subordinated notes due June 2047	100	84	100	84
7.00% junior subordinated notes due December 2055(5)	500	494	500	494
Junior subordinated debentures(6)	266	247	265	245
5.00% perpetual restricted notes (Tier 1)(7)	431	375	—	—
Subordinated notes (Tier 2)(8)	1,035	1,033	—	—
Total non-recourse borrowings	$7,099	$6,978	$4,927	$4,857
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(1)Represent bilateral revolving credit facilities backed by third-party financial institutions, which bear interest at the specified SOFR, Prime or bankers’ acceptance rate plus a spread. As of June 30, 2026, the total borrowing capacity on these credit facilities was $2.3 billion (December 31, 2025 – $1.3 billion).
(2)Interest on the amount borrowed is tied to specified SONIA or SOFR plus a spread and is reset and paid quarterly.
(3)The 364-day revolving credit facility, which bears interest at the specified SOFR, Prime or bankers’ acceptance rate plus a spread, is for the purpose of temporarily warehousing investments that will ultimately be transferred into its insurance investment portfolios in the near term. The facility borrowings are generally secured by the underlying investments related to the credit facility drawings. The Company pledged investments totaling $588 million as collateral as of June 30, 2026, consisting of $235 million of investment funds, $4 million of cash and cash equivalents and $349 million of real estate partnerships. As of December 31, 2025, investments totaling $761 million were pledged as collateral consisting of $260 million of investment funds, $9 million of cash and cash equivalents and $492 million of real estate partnerships. As of June 30, 2026, the total borrowing capacity on these credit facilities was $1.0 billion (December 31, 2025 – $1.0 billion).
(4)The fair value of the collateral pledged was $2.9 billion as of June 30, 2026.
(5)Represents junior subordinated notes due December 2055 that are first callable at the issuer’s option beginning in the three-month period prior to December 2030, and thereafter on any interest payment date.
(6)Represent a series of junior subordinated debentures due between May 2033 and September 2037 issued to our subsidiary trusts that are not consolidated.
(7)Represents perpetual debt with no stated contractual maturity that is first callable at the issuer’s option in March 2031.
(8)Represent a series of subordinated notes (Tier 2) due between October 2029 and September 2037 at a fixed rate ranging from 6.50% to 9.00%.
The weighted average interest rates on outstanding borrowings that mature within one year were 5.36% and 5.46% as of June 30, 2026 and December 31, 2025, respectively.
The above-noted facilities require the Company and its subsidiaries to maintain minimum net worth covenants. As of June 30, 2026 and December 31, 2025, the Company was in compliance with its financial covenants.
Brookfield Credit Agreement
The Company also has a credit facility with Brookfield maturing in June 2027 that, as of June 30, 2026, permitted borrowings of up to $400 million under the Brookfield Credit Agreement. As of June 30, 2026 and December 31, 2025, there were no amounts drawn on the facility.